Credit Impairment Losses and Provisions - Summary of Impairment Losses and Provisions (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of credit impairment loss and provisions [abstract]
Loans and advances to customers	£ 239	£ 189		£ 257
Recoveries of loans and advances, net of collection costs	(40)	(42)		(54)
Off-balance sheet exposures (See Note 27)	22	6
Impairment loss on financial assets	221	153	[1]	203	[1]
Provisions for other liabilities and charges (excluding off-balance sheet credit exposures) (See Note 27)	435	257		385
Provisions for RV and voluntary termination	6	0		8
Provisions for other liabilities and charges	441	257	[1]	393	[1]
Total operating impairment losses, provisions and charges	£ 662	£ 410	[1]	£ 596	[1]

[1]	Adjusted to reflect the amendment to IAS 12, as described in Note 1.